Financial Assets at Fair Value Through Other Comprehensive Income (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	£ 5,851	£ 8,950
Debt securities
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	5,833	8,929
Loans and advances to customers
Disclosure Of Financial Assets At Fair Value Through Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	£ 18	£ 21